Commodity forward contracts – Barter transactions (Tables)	12 Months Ended
Jun. 30, 2024
Commodity Forward Contracts [Abstract]
Fair value of commodity forward contracts
As of June 30, 2024, fair value of commodity forward contracts is as follows:

	2024	2023

Fair value of commodity forward contracts:
Assets
Purchase contracts	132,362	53,695
Sale contracts	8,298	61,166

Current	137,660	114,861
Non-current	3,000	—

Liabilities
Purchase contracts	(10,549)	(206,881)
Sale contracts	(55,408)	(186)

Current	(65,641)	(207,067)
Non-current	(316)	—

Main assumptions used in fair value calculation
The main assumptions used in the fair value calculation are as follows:

	Outstanding Volume (tons)	Average of contract prices R$/Bag	Average Market Prices (Corn R$/bag (ii); Soybean US$/bu(i))	Soybean market premium (US$/bu)	Freight (R$/ton)
Purchase Contracts
Soybean
As of June 30, 2023	449,847	127.95	13.16	(0.30)	293.65
As of June 30, 2024	365,894	112.97	11.27	0.58	378.64
Corn
As of June 30, 2023	303,432	65.25	56.04	N/A	282.23
As of June 30, 2024	211,895	45.19	65.08	N/A	257.28

Selling Contracts
Soybean
As of June 30, 2023	145,915	145.71	13.16	0.01	—
As of June 30, 2024	141,069	112.71	11.30	0.55	410.70
Corn
As of June 30, 2023	255,499	48.36	56.04	N/A	284.59
As of June 30, 2024	176,978	38.27	59.58	0.90	257.29
(i)Market price published by Chicago Board of Trade which is a futures and options exchange in United States.
(ii)Market price published by B3 – Brasil, Bolsa, Balcão which is a futures, options and stock exchange in Brazil.